Financial results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Short-term investments	$ 309	$ 440	$ 226
Other	123	80	111
Total financial income	432	520	337
Financial expenses
Loans and borrowings gross interest	(744)	(612)	(671)
Capitalized loans and borrowing costs	19	47	59
Interest on REFIS	(148)	(152)	(54)
Interest on lease liabilities	(62)	(64)	(63)
Bond premium repurchase	(22)	(113)	(63)
Interest on accounts payable	(203)	(51)	(45)
Other	(299)	(234)	(412)
Total financial expenses	(1,459)	(1,179)	(1,249)
Other financial items, net
Foreign exchange and indexation gains (losses), net	(1,643)	(975)	132
Participative shareholders' debentures (i)	(179)	659	(716)
Financial guarantees (i)		481	312
Derivative financial instruments, net	903	1,154	(23)
Reclassification of cumulative translation adjustments to the income statement		1,608	4,326
Total other financial expenses	(919)	2,927	4,031
Total	$ (1,946)	$ 2,268	$ 3,119